Commitments	6 Months Ended
Jun. 30, 2022
Contingencies [Abstract]
Commitments

Note 15	Commitments
The following table is a summary of our contractual obligations at June 30, 2022 that are due in 2022 and in each of the next four years and thereafter.

	2022	2023	2024	2025	2026	THERE- AFTER	TOTAL
Commitments for property, plant and equipment and intangible assets	826	1,377	775	559	388	1,060	4,985
Purchase obligations	318	497	385	338	399	390	2,327
Leases committed not yet commenced	7	3	6	—	—	—	16
Total	1,151	1,877	1,166	897	787	1,450	7,328
Our commitments for property, plant and equipment and intangible assets include program and feature film rights and investments to expand and update our networks to meet customer demand.
Purchase obligations consist of contractual obligations under service and product contracts for operating expenditures and other purchase obligations.

Our commitments for leases not yet commenced include OOH advertising spaces, fibre use and real estate. These leases are non-cancellable.

Subsequent to quarter end, our commitments for purchase obligations increased by approximately $1.3 billion, which are payable $28 million in 2022, $55 million in 2023, $54 million in 2024, $91 million in 2025, $164 million in 2026 and $908 million thereafter.